Discontinued Operations - Operating Results of the Discontinued Operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Revenues	$ 28,886	$ 100,439	$ 141,390
Expenses
Voyage expenses	662	2,114	3,301
Vessel operating expenses	6,390	22,536	36,862
Vessel operating expenses - related party	836	3,443	4,734
Vessel depreciation and amortization	6,983	20,720	36,640
Impairment of vessel	0	0	340
Gain on sale of vessels	(53,705)	(103,807)	0
Operating income, net	67,720	155,433	59,513
Other (expense) / income, net:
Interest expense and finance cost (including $304 to related party, for the years ended December 31, 2024 and 2023)	(10,572)	(17,203)	(20,528)
Other income / (expense), net	217	214	(24)
Total other expense, net	(10,355)	(16,989)	(20,552)
Net income from discontinued operations (Note 3)	$ 57,365	$ 138,444	$ 38,961